Loans - Average recorded investment and interest income recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 64,206	$ 16,661
Interest income recognized	1,065	364
Originated
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	45,753	14,833
Interest income recognized	950	349
Originated | Commercial & Industrial
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	37,697	10,131
Interest income recognized	336	27
Originated | Owner occupied commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,016	1,092
Interest income recognized	73	20
Originated | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	6,088	2,278
Interest income recognized	344	44
Originated | Construction, land & land development
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	153	568
Interest income recognized	180	15
Originated | Residential mortgage
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	629	601
Interest income recognized	9	233
Originated | Consumer and other
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	170	163
Interest income recognized	8	10
Acquired
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	18,453	1,828
Interest income recognized	115	15
Acquired | Commercial & Industrial
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	12,463	445
Interest income recognized	25	8
Acquired | Owner occupied commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,459
Acquired | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,704	903
Interest income recognized	42
Acquired | Construction, land & land development
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	198
Acquired | Residential mortgage
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,624	479
Interest income recognized	48	7
Acquired | Consumer and other
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5	$ 1
Interest income recognized	$ 0